UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                             (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

Cavalier Dividend Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED FUND - 30.18%
SPDR S&P 500 ETF Trust		5,050	$998,587

Total Exchange-Traded Fund (Cost $998,587)			998,587

OPEN-END FUND - 58.72%
ε	Forward International Dividend Fund- Institutional Class	282,836	1,943,080

Total Open-End Fund (Cost $2,235,896)			1,943,080

SHORT-TERM INVESTMENT - 3.76%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13%	124,538	124,538

Total Short-Term Investment (Cost $124,538)			124,538

Total Value of Investments (Cost $3,359,021)(a) - 92.66%			$3,066,205

Other Assets Less Liabilities - 7.34%			242,714

Net Assets - 100.00%			$3,308,919

§ Represents 7 day effective yield
ε	Financial information for the Forward International Dividend Fund can be accessed at the following website:
http://www.forwardinvesting.com/individual-investors/products/mutual-funds/global/international-dividend/

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$-
Aggregate gross unrealized depreciation			(292,816)

Net unrealized depreciation			$(292,816)

			(Continued)

Cavalier Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation

The Cavalier Dividend Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2015:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Fund	$998,587	$998,587	$-	$-
Open-End Fund	1,943,080	1,943,080	-	-
Short-Term Investment	124,538	124,538	-	-
Total	$3,066,205	$3,066,205	$-	$-

Cavalier Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 92.60%

Consumer Discretionary - 12.33%
*	Dave & Buster's Entertainment, Inc.	5,993	$206,399
	Las Vegas Sands Corp.	2,500	116,360
*	Skechers U.S.A., Inc.	1,895	266,702
	Starbucks Corp.	10,764	588,898
	Target Corp.	2,613	203,056
*	The Priceline Group, Inc.	235	293,430
	The Walt Disney Co.	1,880	191,534
	Whirlpool Corp.	1,200	203,952
			2,070,331
Consumer Staples - 3.65%
*	The WhiteWave Foods Co.	6,770	312,368
	Walgreens Boots Alliance, Inc.	3,469	300,242
			612,610
Energy - 1.16%
	EOG Resources, Inc.	2,500	195,059
			195,059
Financials - 6.72%
	ACE Ltd.	2,930	299,329
	BlackRock, Inc.	650	196,606
	Visa, Inc.	8,866	632,146
			1,128,081
Health Care - 24.12%
*	Allergan PLC	1,619	491,755
*	Celgene Corp.	6,416	757,601
	Gilead Sciences, Inc.	6,940	729,186
*	ICON PLC	6,655	512,435
*	Illumina, Inc.	2,093	413,598
μ	Novo Nordisk	9,441	521,804
*	Regeneron Pharmaceuticals, Inc.	447	229,534
*	Sirona Dental Systems, Inc.	4,131	394,015
			4,049,928
Industrials - 14.47%
	Acuity Brands, Inc.	2,000	389,740
*	Dycom Industries, Inc.	7,133	507,085
	Eaton Corp PLC	3,400	194,469
*	HD Supply Holdings, Inc.	12,155	401,115
*μ	Ryanair Holdings PLC	5,000	364,750
	The Boeing Co.	2,913	380,671
	United Technologies Corp.	2,100	193,244
			2,431,074

			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015
			Shares	Value (Note 1)

COMMON STOCKS - Continued

	Information Technology - 28.33%
	*	Akamai Technologies, Inc.	5,177	$369,172
		Apple, Inc.	3,500	394,660
	*	Electronic Arts, Inc.	3,677	243,234
	*	Ellie Mae, Inc.	6,289	455,512
	*	Euronet Worldwide, Inc.	6,531	421,054
	*	Facebook, Inc.	2,830	253,087
	*	Fiserv, Inc.	5,246	447,326
	*	Infinera Corp.	22,322	487,066
	*	NXP Semiconductors NV	6,903	584,339
		Palo Alto Networks, Inc.	3,485	572,307
		Skyworks Solutions, Inc.	6,062	529,516
				4,757,273
	Materials - 1.82%
		The Dow Chemical Co.	7,005	306,539
				306,539

		Total Common Stocks (Cost $14,260,730)		15,550,895

Total Value of Investments (Cost $14,260,730)(a) - 92.60%				$15,550,895

Other Assets Less Liabilities - 7.40%				1,242,975

	Net Assets - 100.00%			$16,793,870

	§	Represents 7 day effective yield
	μ	American Depository Receipt
	*	Non-income producing investment

	The following acronyms and abbreviations are used in this portfolio:
	NV - Netherlands Security
	PLC - Public Limited Company

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$1,439,907
	Aggregate gross unrealized depreciation			(149,742)

		Net unrealized appreciation		$1,290,165

				(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation

The Cavalier Dynamic Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2015:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$15,550,895	$15,550,895	$-	$-
Total	$15,550,895	$15,550,895	$-	$-

Cavalier Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
	Shares	Value (Note 1)

OPEN-END FUNDS - 96.35%
Angel Oak Multi-Strategy Income Fund - Institutional	63,781	$762,178
BBH Limited Duration Fund - Class N	263,972	2,689,875
Credit Suisse Floating Rate High Income Fund - Class I	104,660	708,545
Credit Suisse Strategic Income Fund - Class I	43,689	433,392
Deutsche Short Duration Fund - Institutional	302,691	2,684,872
Diamond Hill Strategic Income Fund - Class I	128	1,396
DoubleLine Flexible Income Fund - Class I	77,073	761,478
DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class I	38,825	378,544
Dreyfus Floating Rate Income Fund - Class I	31,194	383,068
Forward Long/Short Credit Analysis Fund - Institutional	104,156	770,754
Oppenheimer Ultra-Short Duration Fund - Class Y	538,458	2,692,291
* Parametric Absolute Return Fund - Class I	75,286	758,130
Payden Strategic Income Fund	77,004	765,419
Putnam Income Fund - Class Y	374,453	2,673,598
RidgeWorth Seix US Government Securities Ultra Short Bond Fund - Class I	266,864	2,695,322
Scout Unconstrained Bond Fund - Institutional	67,903	765,946
Touchstone Ultra Short Duration Fixed Income Fund - Institutional	288,736	2,693,911
Voya Floating Rate Fund - Class I	38,319	382,424

Total Open-End Funds (Cost $23,210,729)		23,001,143

SHORT-TERM INVESTMENT - 2.57%
§ Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13%	614,100	614,100

Total Short-Term Investment (Cost $614,100)		614,100

Total Value of Investments (Cost $23,824,829)(a) - 98.92%		$23,615,243

Other Assets Less Liabilities - 1.08%		256,524

Net Assets - 100.00%		$23,871,767

§ Represents 7 day effective yield
* Non-income producing investment

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$2,044
Aggregate gross unrealized depreciation		(211,630)

Net unrealized depreciation		$(209,586)

		(Continued)

Cavalier Dynamic Total Return Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation

The Cavalier Dynamic Total Return Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dynamic Total Return Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2015:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$23,001,143	$23,001,143	$-	$-
Short-Term Investment	614,100	614,100	-	-
Total	$23,615,243	$23,615,243	$-	$-

Cavalier High Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCT - 1.25%
Guggenheim Enhanced Short Duration ETF	3,543	$177,398

Total Exchange-Traded Product (Cost $177,543)		177,398

OPEN-END FUNDS - 97.84%
Ivy High Income Fund - Class I	357,495	2,741,988
Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y	275,252	2,771,784
Lord Abbett High Yield Fund - Class I	375,835	2,758,626
Oppenheimer Rochester High Yield Municipal Fund - Class Y	410,590	2,808,435
Osterweis Strategic Income Fund - Class I	245,007	2,773,481

Total Open-End Funds (Cost $14,284,891)		13,854,314

SHORT-TERM INVESTMENT - 1.12%
§ Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13%	159,193	159,193

Total Short-Term Investment (Cost $159,193)		159,193

Total Value of Investments (Cost $14,621,627)(a) - 100.21%		$14,190,905

Liabilities in Excess of Other Assets - (0.21)%		(30,456)

Net Assets - 100.00%		$14,160,449

§ Represents 7 day effective yield

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$-
Aggregate gross unrealized depreciation		(430,722)

Net unrealized depreciation		$(430,722)

		(Continued)

Cavalier High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation

The Cavalier High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2015:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Product	$177,398	$177,398	$-	$-
Open-End Funds	13,854,314	13,854,314	-	-
Short-Term Investment	159,193	159,193	-	-
Total	$14,190,905	$14,190,905	$-	$-

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 97.57%

Consumer Discretionary - 23.04%
*	1-800-Flowers.com, Inc.	40,400	$338,956
	Aaron's, Inc.	7,600	286,140
	Darden Restaurants, Inc.	24,300	1,652,643
	Dollar General Corp.	4,100	305,409
*	Dollar Tree, Inc.	4,600	350,796
*	Eros International PLC	7,400	245,088
	Foot Locker, Inc.	14,300	1,012,297
*	GoPro, Inc.	4,700	218,973
	Hanesbrands, Inc.	38,200	1,150,202
*	Installed Building Products, Inc.	4,900	130,928
	L Brands, Inc.	7,800	654,420
	Lowe's Cos., Inc.	19,000	1,314,230
μ	Luxottica Group	4,100	277,939
	NIKE, Inc.	3,100	346,425
*	Norwegian Cruise Line Holdings Ltd.	5,500	316,800
*	O'Reilly Automotive, Inc.	2,900	696,203
*	Skechers U.S.A., Inc.	5,100	717,774
	Target Corp.	18,400	1,429,864
	The Home Depot, Inc.	6,400	745,344
*	Ulta Salon Cosmetics & Fragrance, Inc.	4,000	632,360
*	ZAGG, Inc.	32,900	240,828
			13,063,619
Consumer Staples - 5.80%
	Constellation Brands, Inc.	2,300	294,400
	Cott Corporation	21,800	229,567
	CVS Health Corp.	16,200	1,658,880
*	Monster Beverage Corp.	8,000	1,107,680
			3,290,527
Energy - 1.22%
	Energy Focus, Inc.	10,500	231,162
	Nordic American Tankers Ltd.	33,700	459,331
			690,493
Financials - 9.29%
	Ameris Bancorp	5,800	158,166
*	Arch Capital Group Ltd.	3,700	252,636
*	Atlas Financial Holdings, Inc.	6,900	111,297
*	Essent Group Ltd.	22,300	597,417
*	FCB Financial Holdings, Inc. - Class A	7,000	231,840
	First Internet Bancorp	3,200	100,256
*	Heritage Insurance Holdings, Inc.	57,500	1,010,275
*	INTL. FCStone, Inc.	17,900	473,634

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Financials - Continued
	Marcus & Millichap, Inc.	4,900	$208,054
	New York Mortgage Trust, Inc.	96,000	627,840
	Opus Bank	3,400	125,086
*	Post Holdings, Inc.	3,500	230,723
*	Seacoast Banking Corp. of Florida	20,400	317,424
	Universal Insurance Holdings, Inc.	10,714	263,886
	Validus Holdings Ltd.	5,700	252,396
*	Walker & Dunlop, Inc.	12,700	308,991
			5,269,921
Health Care - 22.92%
*	Adeptus Health, Inc.	2,300	234,645
*	Allergan PLC	4,545	1,380,498
*	AMAG Pharmaceuticals, Inc.	7,400	462,796
	AMN Healthcare Services, Inc.	11,300	379,680
	Anthem, Inc.	3,400	479,570
*	Biogen, Inc.	3,100	921,630
*	BioSpecifics Technologies Corp.	4,700	233,402
*	Cambrex Corp.	7,400	353,794
	China Biologic Products, Inc.	4,700	445,748
	Concordia Healthcare Corp.	1,500	117,045
*	Edwards Lifesciences Corp.	7,900	1,112,952
*	Galapagos NV	3,400	205,836
	Gilead Sciences, Inc.	13,100	1,376,417
*	HCA Holdings, Inc.	15,600	1,351,272
*	Horizon Pharma PLC	12,000	350,640
*	Inogen, Inc.	15,300	754,137
*	Ligand Pharmaceuticals, Inc.	3,300	303,402
	McKesson Corp.	2,175	429,737
*	MiMedx Group, Inc.	17,900	173,809
	Phibro Animal Health Corp.	7,000	247,100
*	uniQure NV	49,300	1,320,747
*	Zeltiq Aesthetics, Inc.	11,100	358,197
			12,993,054
Industrials - 10.77%
	Acuity Brands, Inc.	5,800	1,130,246
	China Southern Airlines Co. Ltd.	4,900	152,929
	Comfort Systems USA, Inc.	15,300	424,116
*	Dycom Industries, Inc.	9,200	654,028
	Equifax, Inc.	3,600	352,440
	General Dynamics Corp.	1,800	255,654
	Knoll, Inc.	5,673	135,698
	Lockheed Martin Corp.	1,900	382,242
	Northrop Grumman Corp.	2,000	327,480
			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - Continued
	NV5 Holdings, Inc.	16,204	$348,710
*	PowerSecure International, Inc.	26,300	317,178
	Southwest Airlines Co.	20,500	752,350
*	TASER International, Inc.	11,800	276,120
*	TransDigm Group, Inc.	2,600	597,558
			6,106,749
Information Technology - 23.29%
*	Ambarella, Inc.	12,700	1,214,501
	Apple, Inc.	20,200	2,277,752
	Avago Technologies Ltd.	14,300	1,801,371
*	Axcelis Technologies, Inc.	73,100	238,094
*	CoreLogic, Inc.	6,300	239,085
*	Fiserv, Inc.	3,400	289,918
*	Gigamon, Inc.	9,100	207,298
*	Globant	9,900	269,280
*	Integrated Device Technology, Inc.	15,700	298,143
*	M/A-COM Technology Solutions Holdings, Inc.	6,700	197,717
*	Mattson Technology, Inc.	115,800	325,398
	NICE-Systems Ltd.	4,500	277,020
*	NXP Semiconductors NV	19,100	1,616,815
*	Orbotech Ltd.	23,400	389,844
*	Paycom Software, Inc.	5,200	200,408
*	Qorvo, Inc.	6,000	333,060
	Skyworks Solutions, Inc.	16,600	1,450,010
*	Tucows, Inc.	22,200	575,424
*	VASCO Data Security International, Inc.	60,200	1,006,544
			13,207,682
Materials - 1.24%
	The Sherwin-Williams Co.	1,100	281,391
	Vulcan Materials Co.	4,500	421,290
			702,681

	Total Common Stocks (Cost $54,069,523)		55,324,726

MASTER LIMITED PARTNERSHIP - 1.58%
	Tallgrass Energy Partners LP	19,000	898,320

	Total Master Limited Partnership (Cost $845,887)		898,320

SHORT-TERM INVESTMENT - 0.98%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13%	553,635	553,635

	Total Short-Term Investment (Cost $553,635)		553,635

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015
			Value (Note 1)

Total Value of Investments (Cost $55,469,045) - 100.13%			$56,776,681

Liabilities in Excess of Other Assets - (0.13)%			(72,537)

Net Assets - 100.00%			$56,704,144

§ Represents 7 day effective yield
* Non-income producing investment

The following acronyms are used in this portfolio:
PLC - Public Limited Company
NV - Netherlands Security

Summary of Investments
	% of Net
	Assets	Value
Consumer Discretionary	23.04%	$13,063,619
Consumer Staples	5.80%	3,290,527
Energy	1.22%	690,493
Financials	9.29%	5,269,921
Health Care	22.92%	12,993,054
Industrials	10.77%	6,106,749
Information Technology	23.29%	13,207,682
Materials	1.24%	702,681
Master Limited Partnership	1.58%	898,320
Short-Term Investment	0.98%	553,635
Liabilities in Excess of Other Assets	-0.13%	(72,537)
Total	100.00%	$56,704,144

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$4,396,726
Aggregate gross unrealized depreciation			(3,089,090)

Net unrealized appreciation			$1,307,636

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation

The Cavalier Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2015:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$55,324,726	$55,324,726	$-	$-
Master Limited Partnership	898,320	898,320	-	-
Short-Term Investment	553,635	553,635	-	-
Total	$56,776,681	$56,776,681	$-	$-

Cavalier Multi Strategist Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
			Shares	Value (Note 1)

COMMON STOCK - 20.40%

	Financials - 20.40%
	*	Berkshire Hathaway, Inc. Class B	10,407	$1,394,954

		Total Common Stock (Cost $1,456,198)		1,394,954

OPEN-END FUNDS - 36.55%
		First Eagle Global Fund - Class I	22,968	1,183,535
		Natixis Loomis Sayles Global Equity and Income Fund - Class Y	68,546	1,316,082

		Total Open-End Funds (Cost $2,607,354)		2,499,617

EXCHANGE-TRADED PRODUCTS - 42.17%
		First Trust Developed Markets ex-US AlphaDEX Fund	2,516	118,051
		First Trust DJ Global Select Dividend Index Fund	5,064	114,649
		First Trust Enhanced Short Maturity ETF	10,373	632,753
		First Trust Exchange-Traded Fund IV First Trust Tactical High Yield ETF	2,562	127,075
		First Trust Large Cap Core AlphaDEX Fund	2,784	121,243
		First Trust Large Cap Growth AlphaDEX Fund	2,671	126,552
		First Trust Large Cap Value AlphaDEX Fund	2,963	116,653
		Guggenheim S&P 500 Pure Growth ETF	3,475	277,027
		iShares Core S&P 500 ETF	1,360	270,232
		iShares Mortgage Real Estate Capped ETF	41,421	434,092
		iShares S&P 500 Value ETF	4,788	416,652
		iShares TIPS Bond ETF	1,158	129,210

		Total Exchange-Traded Products (Cost $3,035,003)		2,884,189

SHORT-TERM INVESTMENT - 0.40%
	§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	27,758	27,758

		Total Short-Term Investment (Cost $27,758)		27,758

Total Value of Investments (Cost $7,126,313)(a) - 99.52%				$6,806,518

Other Assets Less Liabilities - 0.48%				32,734

	Net Assets - 100.00%			$6,839,252

	§	Represents 7 day effective yield
	*	Non-income producing investment

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$9,266
	Aggregate gross unrealized depreciation			(329,061)

		Net unrealized depreciation		$(319,795)
				(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation

The Cavalier Multi Strategist Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2015:

Assets	Total	Level 1	Level 2	Level 3
Common Stock	$1,394,954	$1,394,954	$-	$-
Open-End Funds	2,499,617	2,499,617	-	-
Exchange-Traded Products	2,884,189	2,884,189	-	-
Short-Term Investment	27,758	27,758	-	-
Total	$6,806,518	$6,806,518	$-	$-

Cavalier Non Traditional Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
	Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 95.97%
§ Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13%	8,109,765	$8,109,765

Total Short-Term Investment (Cost $8,109,765)		8,109,765

Total Value of Investments (Cost $8,109,765)(a) - 95.97%		$8,109,765

Other Assets Less Liabilities - 4.03%		340,836

Net Assets - 100.00%		$8,450,601

§ Represents 7 day effective yield

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$-
Aggregate gross unrealized depreciation		-

Net unrealized depreciation		$-

		(Continued)

Cavalier Non Traditional Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation

The Cavalier Non Traditional Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Non Traditional Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2015:

Assets	Total	Level 1	Level 2	Level 3
Short-Term Investment	$8,109,765	$8,109,765	$-	$-
Total	$8,109,765	$8,109,765	$-	$-

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.64%
Consumer Discretionary Select Sector SPDR Fund	275,165	$20,631,872
First Trust Consumer Staples AlphaDEX Fund	476,036	20,674,244
First Trust Financial AlphaDEX Fund	901,627	20,647,258
* First Trust Health Care AlphaDEX Fund	321,894	20,597,997

Total Exchange-Traded Products (Cost $81,721,107)		82,551,371

Total Value of Investments (Cost $81,721,107)(a) - 98.64%		$82,551,371

Other Assets Less Liabilities - 1.36%		1,139,113

Net Assets - 100.00%		$83,690,484

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$830,263
Aggregate gross unrealized depreciation		-

Net unrealized appreciation		$830,263

		(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation

The Cavalier Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2015:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$82,551,371	$82,551,371	$-	$-
Total	$82,551,371	$82,551,371	$-	$-

Cavalier Traditional Equity Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
	Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 98.49%
iShares Core S&P 500 ETF	47,926	$9,522,896
iShares Micro-Cap ETF	12,233	908,789
iShares MSCI BRIC ETF	27,984	857,430
iShares MSCI EAFE Growth ETF	39,611	2,616,306
iShares MSCI EAFE Value ETF	18,671	915,626
iShares MSCI Emerging Markets ETF	26,019	879,442
iShares MSCI Eurozone ETF	26,137	941,455
iShares Russell 1000 Growth ETF	100,356	9,614,105
iShares Russell 1000 Value ETF	39,004	3,773,247
iShares Russell 2000 Growth ETF	6,422	919,566
iShares Russell 2000 Value ETF	44,601	4,179,114
iShares Russell Mid-Cap Growth ETF	69,074	6,383,819
iShares Russell Mid-Cap Value ETF	13,628	950,485
iShares Short Treasury Bond ETF	45,360	5,002,301

Total Exchange-Traded Products (Cost $49,500,024)		47,464,581

SHORT-TERM INVESTMENT - 1.57%
§ Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13%	754,979	754,979

Total Short-Term Investment (Cost $754,979)		754,979

Total Value of Investments (Cost $50,255,003)(a) - 100.06%		48,219,560

Liabilities in Excess of Other Assets - (0.06)%		(29,295)

Net Assets - 100.00%		$48,190,265

§ Represents 7 day effective yield

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$541
Aggregate gross unrealized depreciation		(2,035,984)

Net unrealized depreciation		$(2,035,443)

		(Continued)

Cavalier Traditional Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation

The Cavalier Traditional Equity Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Traditional Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2015:

Assets	Total		Level 1	Level 2	Level 3
Exchange-Traded Products	$47,464,581		$47,464,581	$-	$-
Short-Term Investment	754,979		754,979	-	-
Total	$48,219,560	$	$ 48,219,560	$-	$-

Cavalier Traditional Fixed Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 95.46%
Guggenheim Enhanced Short Duration ETF	7,759	$388,493
iShares Agency Bond ETF	6,888	782,201
iShares Core S&P 500 ETF	912	181,214
iShares Government/Credit Bond ETF	1,091	123,054
iShares iBoxx $ High Yield Corporate Bond ETF	1,073	92,536
iShares International Treasury Bond ETF	526	47,524
iShares MBS ETF	7,531	822,159
iShares Micro-Cap ETF	288	21,396
iShares MSCI BRIC ETF	599	18,353
iShares MSCI EAFE Growth ETF	895	59,115
iShares MSCI EAFE Value ETF	419	20,548
iShares MSCI Emerging Markets ETF	548	18,522
iShares MSCI Eurozone ETF	576	20,748
iShares Russell 1000 Growth ETF	1,919	183,840
iShares Russell 1000 Value ETF	736	71,201
iShares Russell 2000 Growth ETF	150	21,479
iShares Russell 2000 Value ETF	989	92,669
iShares Russell Mid-Cap Growth ETF	1,310	121,070
iShares Russell Mid-Cap Value ETF	301	20,993
iShares Short Treasury Bond ETF	3,655	403,073
iShares TIPS Bond ETF	1,101	122,850
SPDR Barclays Convertible Securities ETF	1,674	76,887
SPDR Barclays Investment Grade Floating Rate ETF	22,662	689,831
Vanguard Total Bond Market ETF	8,059	656,325

Total Exchange-Traded Products (Cost $5,137,646)		5,056,081

SHORT-TERM INVESTMENT - 3.97%
§ Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13%	210,308	210,308

Total Short-Term Investment (Cost $210,308)		210,308

Total Value of Investments (Cost $5,347,954)(a) - 99.43%		$5,266,389

Other Assets Less Liabilities - 0.57%		30,116

Net Assets - 100.00%		$5,296,505

§ Represents 7 day effective yield

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$13,666
Aggregate gross unrealized depreciation		(95,231)

Net unrealized depreciation		$(81,565)
		(Continued)

Cavalier Traditional Fixed Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation

The Cavalier Traditional Fixed Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Traditional Fixed Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2015:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$5,056,081	$5,056,081	$-	$-
Short-Term Investment	210,308	210,308	-	-
Total	$5,266,389	$5,266,389	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 8, 2015	Katherine M. Honey President and Principal Executive Officer Cavalier Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 8, 2015	Katherine M. Honey President and Principal Executive Officer Cavalier Funds

By: (Signature and Title)	/s/ Ashley E. Harris
Date: October 8, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Cavalier Funds